Related party transactions - Key management personnel (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Transactions
Capital	€ 307,907,000		€ 307,879,000
Balances
Accounts Payables	210,384,000		153,781,000
General Partner
Transactions
Reimbursements paid to related party for management services	8,028,000	€ 4,016,000
Balances
Accounts Receivable	1,840,000		176,000
Accounts Payables	€ 5,899,000		€ 47,205,000